Condensed Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, authorized	50,000,000	50,000,000	50,000,000
Common stock, issued	15,000,000	15,000,000	15,000,000
Common stock, outstanding	15,000,000	15,000,000	15,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001